Note 7 - Long-term Debt (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2019	September 30, 2020
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shipping Ltd.	37,650,000	28,375,000
Diamantis Shipowners Ltd.	3,507,220	3,106,300
Spetses Shipowners Ltd., Kea Shipowners Ltd., Hydra Shipowners Ltd.	12,050,000	11,150,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	32,000,000	28,500,000
	85,207,220	71,131,300
Less: Current portion	(12,541,840)	(10,306,380)
Long-term portion	72,665,380	60,824,920
Deferred charges, current portion	246,520	246,520
Deferred charges, long-term portion	477,595	261,301
Long-term bank loans, current portion net of deferred charges	12,295,320	10,059,860
Long-term bank loans, long-term portion net of deferred charges	72,187,785	60,563,619

Loan from related party, current
Euroseas Ltd.	5,000,000	4,375,000

Schedule of Future Annual Loan Repayments [Table Text Block]
To September 30:
2021	10,306,380
2022	21,674,690
2023	19,450,230
2024	19,700,000
Total	71,131,300